Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loan Components

The components of loans receivable, net were as follows:

Loan Components
December 31,	2014	2013
Commercial:
Commercial and industrial	$242,494	$478,734
CRE owner occupied	278,651	468,442
CRE non-owner occupied	461,631	576,084
Land and development	70,156	64,306
Consumer:
Home equity lines of credit	156,926	188,478
Home equity term loans	17,239	25,279
Residential real estate	276,993	305,552
Other	6,054	30,829

Total gross loans	1,510,144	2,137,704
Allowance for loan losses	(23,246)	(35,537)

Loans, net	$1,486,898	$2,102,167

Loans past due 90 days and accruing	$—	$—

Loans on Non-accrual Status

Loans on Non-accrual Status
December 31,	2014	2013
Commercial
Commercial	$155	$2,358
Commercial, held-for-sale	28	—
CRE owner occupied	3,268	14,408
CRE owner occupied, held-for-sale	32	—
CRE non-owner occupied	—	1,969
CRE non-owner occupied, held-for-sale	229	—
Land and development	—	2,158
Land and development, held-for-sale	—	—
Consumer:
Home equity lines of credit	1,348	3,749
Home equity, held-for-sale	1,228	—
Home equity term loans	407	1,240
Home equity term loans, held-for-sale	286	—
Residential real estate	5,117	3,341
Residential real estate, held-for-sale	2,280	—
Other	432	591

Total non-accrual loans	$14,810	$29,814

Troubled debt restructurings, non-accrual	$318	$8,163

Troubled debt restructurings, non-accrual , held-for-sale	$—	$—